Document And Entity Information	Dec. 13, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 13, 2023
Entity Registrant Name	Surrozen, Inc./DE
Entity Central Index Key	0001824893
Entity Emerging Growth Company	true
Entity File Number	001-39635
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	30-1374889
Entity Address, Address Line One	171 Oyster Point Blvd
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	489-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	SRZN
Security Exchange Name	NONE
Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Common Stock
Trading Symbol	SRZNW
Security Exchange Name	NONE